Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets and Liabilities
Note 12—Intangible Assets and Liabilities
The following table summarizes the components of our intangible assets and liabilities as of December 31, 2016 and 2015:

	December 31, 2016			December 31, 2015
(amounts in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible Assets:
Electricity contracts	$260	$(206)	$54	$260	$(126)	$134
Gas transport contracts	13	(6)	7	46	(16)	30
Total intangible assets	$273	$(212)	$61	$306	$(142)	$164

Intangible Liabilities:
Electricity contracts	$(28)	$26	$(2)	$(30)	$19	$(11)
Coal contracts	(49)	42	(7)	(134)	82	(52)
Coal transport contracts	(86)	73	(13)	(104)	64	(40)
Gas transport contracts	(41)	8	(33)	(64)	27	(37)
Total intangible liabilities	$(204)	$149	$(55)	$(332)	$192	$(140)
Intangible assets and liabilities, net	$69	$(63)	$6	$(26)	$50	$24
The following table presents our amortization expense (revenue) of intangible assets and liabilities for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Electricity contracts, net (1)	$70	$75	$96
Coal contracts, net (2)	(41)	(60)	(14)
Coal transport contracts, net (2)	(27)	(32)	(29)
Gas transport contracts, net (2)	19	6	(8)
Total	$21	$(11)	$45
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(1)	The amortization of these contracts is recognized in Revenues or Cost of sales in our consolidated statements of operations.

(2)	The amortization of these contracts is recognized in Cost of sales in our consolidated statements of operations.
Amortization expense (revenue), net for the next five years as of December 31, 2016 is as follows: 2017—$17 million, 2018—$4 million, 2019—$1 million, 2020—($1) million and 2021—($3) million.